July 15, 2009

                                                              Supplement
                                                                to the

                                  Class Y Shares Prospectus, as in effect and as
may be amended, of:



Pioneer Bond Fund                                                     11/1/2008
Pioneer Cullen Value Fund                                             11/1/2008
Pioneer Ibbotson Conservative Allocation Fund                         12/1/2008
Pioneer Ibbotson Moderate Allocation Fund                             12/1/2008
Pioneer Ibbotson Growth Allocation Fund                               12/1/2008
Pioneer Ibbotson Aggressive Allocation Fund                           12/1/2008
Pioneer Classic Balanced Fund                                         12/1/2008
Pioneer Government Income Fund                                        12/1/2008
Pioneer Treasury Reserves Fund                                        12/1/2008

Pioneer Global Equity Fund
(formerly, Pioneer Global Select Equity Fund)                        12/31/2008
Pioneer High Income Municipal Fund                                   12/31/2008

Pioneer Disciplined Value Fund
(formerly, Pioneer Research Value Fund)                              12/31/2008
Pioneer Disciplined Growth Fund
(formerly, Pioneer Research Growth Fund)                             12/31/2008
Pioneer Short Term Income Fund                                       12/31/2008
                                                                       2/1/2009
Pioneer Mid Cap Growth Fund                               (as revised 6/1/2009)
Pioneer Strategic Income Fund                                          2/1/2009
Pioneer Value Fund                                                     2/1/2009
Pioneer Equity Income Fund                                             3/1/2009
Pioneer Floating Rate Fund                                             3/1/2009
Pioneer Global Aggregate Bond Fund                                     3/1/2009
Pioneer Global Diversified Equity Fund                                 3/1/2009
Pioneer Global High Yield Fund                                         3/1/2009
Pioneer High Yield Fund                                                3/1/2009
                                                                       3/1/2009
Pioneer Mid Cap Value Fund                                (as revised 6/1/2009)
Pioneer Emerging Markets Fund                                          4/1/2009
Pioneer International Value Fund                                       4/1/2009
Pioneer placeCityOak Ridge Large Cap Growth Fund                       4/1/2009
Pioneer Small Cap Value Fund                                           4/1/2009
Pioneer Fundamental Growth Fund                                        4/7/2009
Pioneer Fund                                                           5/1/2009
Pioneer AMT-Free Municipal Fund                                        5/1/2009
Pioneer Cash Reserves Fund                                             5/1/2009
Pioneer Growth Opportunities Fund                                      5/1/2009
Pioneer CityplaceIndependence Fund                                     5/1/2009
Pioneer Real Estate Shares                                             5/1/2009
Pioneer Research Fund                                                  5/1/2009
Pioneer Small and Mid Cap Growth Fund                                  5/1/2009
Pioneer Tax Free Income Fund                                           5/1/2009
Pioneer Tax Free Money Market Fund                                     5/1/2009
Pioneer Growth Fund                                                   5/15/2009
Pioneer Intermediate Tax Free Income Fund                             5/15/2009
Pioneer Select Mid Cap Growth Fund                                    5/15/2009


The following supplements the paragraph "Exchanges" in the "Buying, exchanging and selling shares" section of the prospectus.

Certain shareholders invested in a class of shares other than Class Y may be eligible to invest in Class Y shares. To the extent they are eligible to invest in Class Y shares, such shareholders will be able to exchange their shares for Class Y shares of the same fund. No sales charges or other charges will apply to any such exchange. Generally, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their financial intermediary to learn more about the details of this privilege.




                                                                  23284-00-0709
                                       (C) 2009 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC